UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  3/31/03
                                                       -------

Check  here  if  Amendment  [  ];  Amendment  Number:
                                                       ------
This  Amendment  (Check  only  one.):   [  ]  is  a  restatement.
                                        [  ]  adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Harleysville  Group  Inc.
          -----------------------------
Address:  355  Maple  Avenue
          -----------------------------
          Harleysville,  PA  19438-2297
          -----------------------------

Form  13F  File  Number:  28-  4718
                               ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------


  Signature,               Place,        and     Date  of  Signing:

  /s/Mark  R.  Cummins     Harleysville,  PA     May  1,  2003
  --------------------     -----------------     -------------
  [Signature]              [City,  State]        [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

    Form  13F  File  Number     Name

    28-
       ------------             ------------------------------
    [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:            1
                                              --------
Form  13F  Information  Table  Entry  Total:     51
                                              --------
Form  13F  Information  Table  Value  Total:  $259,883
                                              --------


List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.       Form  13F  File  Number          Name


     1          28-4718                  Harleysville  Asset  Management  L.P.
   -----           ----                  -------------------------------------
     [Repeat  as  necessary]

HARLEYSVILLE  GROUP  INC
MARCH  31,  2003
FORM  13F  INFORMATION  TABLE









                                                             VALUE    SHARES/   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP        (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC          COM              00184A-10-5        88     8,070   SH         SOLE         N/A        8,070
AT&T CORPORATION             COM              001957-10-9         3       178   SH         SOLE         N/A          178
ALLSTATE CORP                COM              020002-10-1     4,106   123,770   SH         SOLE         N/A      123,770
AT&T WIRELESS SERVICES INC   COM              00209A-10-6        45     6,687   SH         SOLE         N/A        6,687
AMERICAN EXPRESS CO          COM              025816-10-9     4,176   125,680   SH         SOLE         N/A      125,680
AMGEN INC                    COM              031162-10-0     8,399   145,950   SH         SOLE         N/A      145,950
AUTOMATIC DATA PROCESSING    COM              053015-10-3     1,984    64,450   SH         SOLE         N/A       64,450
AMERICAN INTL GROUP INC.     COM              026874-10-7     3,665    74,130   SH         SOLE         N/A       74,130
BANK NEW YORK INC            COM              064057-10-2     2,603   126,950   SH         SOLE         N/A      126,950
BRISTOL MYERS SQUIBB CO      COM              110122-10-8        54     2,600   SH         SOLE         N/A        2,600
CARDINAL HEALTH INC          COM              14149Y-10-8     6,454   113,300   SH         SOLE         N/A      113,300
CHEVRONTEXACO CORP           COM              166764-10-0     6,671   103,170   SH         SOLE         N/A      103,170
CHUBB CORPORATION            COM              171232-10-1     5,351   120,705   SH         SOLE         N/A      120,705
CICSO SYSTEMS INC            COM              17275R-10-2     9,243   712,041   SH         SOLE         N/A      712,041
CINCINNATI FINL CORP         COM              172062-10-1     4,622   131,780   SH         SOLE         N/A      131,780
CITIGROUP INC                COM              172967-10-1     9,941   288,546   SH         SOLE         N/A      288,546
COMCAST CORP. CL A           COM              20030N-10-1         8       287   SH         SOLE         N/A          287
DELL COMPUTER CORP           COM              247025-10-9     5,606   205,300   SH         SOLE         N/A      205,300
DISNEY (WALT) COMPANY        COM              254687-10-6     5,022   295,055   SH         SOLE         N/A      295,055
EMC CORPORATION              COM              268648-10-2     1,291   178,580   SH         SOLE         N/A      178,580
EXXON MOBIL CORP             COM              30231G-10-2     8,850   253,210   SH         SOLE         N/A      253,210
FEDERAL NATNL MORTG ASSN     COM              313586-10-9     7,719   118,140   SH         SOLE         N/A      118,140
GENERAL ELECTRIC COMPANY     COM              369604-10-3    13,018   510,480   SH         SOLE         N/A      510,480
GILLETTE CO                  COM              375766-10-2     4,970   160,685   SH         SOLE         N/A      160,685
HARBOR FUND                  EQUITY MUT FD    411511-30-6     2,834   116,148   SH         SOLE         N/A      116,148
HARLEYSVILLE NATNL CORP      COM              412850-10-9     5,005   205,718   SH         SOLE         N/A      205,718
HARLEYSVILLE SAVINGS ASSN    COM              412856-10-6     1,864    74,249   SH         SOLE         N/A       74,249
HARTFORD FINL SVCS GROUP     COM              416515-10-4     1,803    51,090   SH         SOLE         N/A       51,090
HEALTH MANAGEMENT ASSOC      COM              421933-10-2     4,945   260,211   SH         SOLE         N/A      260,211
HOME DEPOT INC               COM              437076-10-2     4,161   170,820   SH         SOLE         N/A      170,820
INTEL CORPORATION            COM              458140-10-0     6,243   383,480   SH         SOLE         N/A      383,480
IBM CORPORATION              COM              459200-10-1     9,511   121,270   SH         SOLE         N/A      121,270
JP MORGAN CHASE & CO         COM              46625H-10-0     7,464   314,810   SH         SOLE         N/A      314,810
JOHNSON & JOHNSON            COM              478160-10-4    11,174   193,110   SH         SOLE         N/A      193,110
LOWES COS INC                COM              548661-10-7     2,630    64,430   SH         SOLE         N/A       64,430
MARSH & MCLENNAN COS INC     COM              571748-10-2     3,179    74,580   SH         SOLE         N/A       74,580
MEDTRONIC INC                COM              585055-10-6     4,267    94,580   SH         SOLE         N/A       94,580
MERCK & CO INC               COM              589331-10-7     7,032   128,370   SH         SOLE         N/A      128,370
MICROSOFT CORPORATION        COM              594918-10-4    15,907   657,080   SH         SOLE         N/A      657,080
PFIZER INC                   COM              717081-10-3    11,182   358,851   SH         SOLE         N/A      358,851
QUALCOMM INC                 COM              747525-10-3     5,965   165,620   SH         SOLE         N/A      165,620
SBC COMMUNICATIONS INC       COM              78387G-10-3     5,802   289,255   SH         SOLE         N/A      289,255
SCHERING PLOUGH CORP         COM              806605-10-1     2,246   125,940   SH         SOLE         N/A      125,940
SCHLUMBERGER LTD             COM              806857-10-8     3,568    93,845   SH         SOLE         N/A       93,845
SOLECTRON CORPORATION        COM              834182-10-7         5     1,568   SH         SOLE         N/A        1,568
SUN MICROSYSTEMS INC         COM              866810-10-4         5     1,480   SH         SOLE         N/A        1,480
TYCO INTL LTD (NEW)          COM              902124-10-6        26     2,050   SH         SOLE         N/A        2,050
VANGUARD INTL GROWTH         INTL GROWTH FD   921910-20-4     6,450   180,418   SH         SOLE         N/A      180,418
WALGREEN COMPANY             COM              931422-10-9     8,914   302,530   SH         SOLE         N/A      302,530
WELLS FARGO & CO NEW         COM              949746-10-1     7,781   172,960   SH         SOLE         N/A      172,960
WYETH                        COM              983024-10-0     6,031   159,435   SH         SOLE         N/A      159,435
